United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 03/31/03
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 5, 2003
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      41
Form 13F Information Table Value Total:      $165,222
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    3,988,000  236,940.00 X                                  8,275 55,650  173,015
BP PLC SPONS ADR         COM       055622104      310,000    8,008.00 X                                                  8,008
ANHEUSER-BUSCH COS       COM       035229103    2,003,000   42,960.00 X                                                 42,960
BERKLEY WR CORP          COM       084423102    5,023,000  117,215.00 X                                  4,350  25,625  87,240
ENTERPRISE FINL SVCS     COM       293712105      310,000   22,436.00 X                                          2,436  20,000
BERKSHIRE HATHAWAY A     COM       084670108    1,404,000       22.00 X                                                     22
CONSOLIDATED EDISON      COM       209111103      308,000    8,000.00 X                                                  8,000
CARDINAL HEALTH          COM       14149Y108   11,109,000  194,990.00 X                                  6,775  43,750 144,465
DEVON ENERGY CO          COM       25179M103    8,723,000  180,889.00 X                                  5,050  40,553 135,286
EXPRESS SCRIPTS          COM       302182100   24,381,000  437,709.00 X                                 12,100 112,275 313,334
APPLIED HEALTHCARE PROD  COM       019222108       28,000   10,000.00 X                                         10,000
EMERSON ELECTRIC         COM       291011104      661,000   14,560.00 X                                                 14,560
GENERAL ELEC             COM       369604103      363,000   14,233.00 X                                                 14,233
CHOICEPOINT              COM       170338102    7,747,000  228,515,00 X                                  7,600  49,625 171,290
   COLUMN TOTALS                               66,358,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
CHUBB                    COM       171232101    6,474,000  146,058.00 X                                  4,350  36,989 104,719
INTEL CORP               COM       458140100      254,000   15,581.00 X                                                 15,581
LINCARE HOLD             COM       532791100    5,240,000  170,726.00 X                                  4,925  36,625 129,176
INTL SPEEDWAY CORP CL B  COM       460335300      547,000   13,800.00 X                                                 13,800
PERFORMANCE FOOD GRP     COM       713755106    7,199,000  234,785.00 X                                  7,175  52,975 174,635
WEIGHT WATCHERS          COM       948626106   10,752,000  233,470.00 X                                  7,150  53,525 172,795
NAVIGATORS GROUP INC     COM       638904102    6,455,000  250,949.00 X                                  8,250  47,450 195,249
TRIBUNE CO               COM       896047107      451,000   10,000.00 X                                                 10,000
INTL SPEEDWAY CL A       COM       460335201    7,767,000  193,872.00 X                                  6,400  47,501 139,971
TRI CONTINENTAL CORP     COM       895436103      156,000   12,157.00 X                                                 12,157
ZEBRA TECHNOLOGIES       COM       989207105    8,945,000  138,883.00 X                                  4,675  33,555 100,653
IRON MOUNTAIN            COM       462846106    8,312,000  217,296.00 X                                  6,959  52,882 157,455
STRAYER EDUCATION        COM       863236105   27,335,000  497,896.00 X                                 14,525 116,302 367,069
   COLUMN TOTALS                               89,887,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
JOHNSON & JOHNSON        COM       478160104      248,000    4,281.00 X                                                  4,281
MOHAWK IND INC           COM       608190104    4,139,000   86,320.00 X                                  2,850  20,450  63,020
EXXON MOBIL CORP         COM       30231G102      216,000    6,162.00 X                                            528   5,634
   COLUMN TOTALS                                4,603,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIRST PFD CAP TR         PFD       33611H203   201,000      6,900.00  X                                                 6,900
PFD TENN VY AUTH PWR     PFD       880591409   265,000      9,900.00  X                                                 9,900
   COLUMN TOTALS                               466,000

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIDELITY US EQ INDEX     MF        315911206     259,000    8,599.00  X                                                 8,599
FRANKLIN TAX FREE TR     MF        354723645     213,000   16,971.00  X                                                16,971
SELIGMAN TAX FREE MO     MF        816346878     442,000   55,687.00  X                                                55,687
S&P MIDCAP 400 INDEX     MF        464287507     866,000   10,545.00  X                                         7,935   2,610
S&P 500 INDEX            MF        464287200     739,000    8,710.00  X                                         5,550   3,160
VANGUARD INDEX TR VALUE
PORT                     MF        922908405     293,000   21,235.00  X                                        19,915   1,320
TWEEDY BROWN GLBL VAL
FD                       MF        901165100     378,000   26,115.00  X                                        23,340   2,775
SPDR UNIT TR SR 1        MF        78462F103     235,000    2,763.00  X                                         2,763
LARGE CAP VALUE INDEX    MF        464287408     483,000   11,984.00  X                                         6,084   5,900
   COLUMN TOTALS                               3,908,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             160,848,000
TOTAL PREFERRED STOCKS                             466,000
TOTAL MUTUAL FUNDS                               3,908,000
TOTAL FMV                                      165,222,000